Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Text block1 [abstract]
Detail of financial liabilities

	As of December 31,	As of June 30,
	2022	2023
	$ in thousands
Conditional advances	—	417
Lease debts	49,358	46,157
State Guaranteed loan « PGE »	13,569	11,314
EIB loan	—	16,654
EIB warrants	—	4,875
Other non-current financial liabilities	6,962	7,010
Total non-current financial liabilities and non-current lease debts	69,889	86,427
Lease debts	7,872	8,270
State Guaranteed loan « PGE »	4,972	5,064
Other current financial liabilities	116	122
Total current financial liabilities and current lease debts	12,960	13,455
Trade payables	21,456	19,229
Other current liabilities	13,179	8,093
Total Financial liabilities	117,484	127,204

Schedule of Assumptions and Results of Warrants Valuation

The assumptions and results of the warrants valuation are detailed in the following tables:

Warrants Tranche A
Grant date *	4/17/2023
Expiration date	4/17/2043
Number of options granted	2,779,188
Share entitlement per option	1
Exercise price (in euros per option)	1.92
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche A as this is the issuance date defined in the contract.

	Warrants Tranche A
	4/17/2023	6/30/2023
Number of warrants granted	2,779,188	2,779,188
Share price (in euros)	1.87	1.77
Average life of options (in years)	20	19.8
Expected volatility	81.3%	70.6%
Put option cap (in € thousands)	7.196	7.196
Discount rate	2.85%	2.71%
Expected dividends	0%	0%
Fair value per options (in euros per share)	1.73	1.61
Fair value in $ thousands	5,224	4,875

Schedule of Sensitivity Of The Fair Value To The Expected Volatility

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of April 17, 2023	Fair value in $ thousands
Expected volatility -5%	5,206
Expected volatility	5,224
Expected volatility +5%	5,231

As of June 30, 2023	Fair value in $ thousands
Expected volatility -5%	4,790
Expected volatility	4,875
Expected volatility +5%	4,925

Due dates of the financial liabilities

Balance as of June 30, 2023	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	54,427	8,270	28,661	17,496
Financial liabilities	45,455	5,185	17,886	22,384
Financial liabilities	99,882	13,455	46,547	39,879
Trade payables	19,229	19,229	—	—
Other current liabilities	8,093	8,093	—	—
Total financial liabilities	127,204	40,777	46,547	39,879